SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED COMPENSATION
Shares granted to employees	1,033,001	868,036	574,488
Total compensation cost at the date of grant	$ 13,300	$ 12,100	$ 13,200
Total recognized compensation cost	9,314	$ 7,713	$ 5,611
Total unrecognized share-based compensation costs	$ 21,867
Weighted-average period of recognition of compensation expense	2 years 7 months 24 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,402,859
Granted (in shares)	1,033,001	868,036	574,488
Vested (in shares)	569,423
Forfeited (in shares)	(134,390)
Unvested at the end of the period (in shares)	1,732,047	1,402,859
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 17.27
Granted (in dollars per share)	13.11
Vested (in dollars per share)	14.49
Forfeited (in dollars per share)	20.89
Unvested at the end of the period (in dollars per share)	$ 15.42	$ 17.27
Total fair value of shares vested	$ 12,091	$ 7,271	$ 4,641
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years